Note 3 - Recapitalization Transaction (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Ownership of Entity's Common Stock [Table Text Block]

	Shares	Ownership %
Former Seller stockholders and affiliated entities	48,421,309	96.5%
Former MUDS public stockholders(1)	1,197,704	2.4%
Lender to Sprott Credit Agreement	496,634	1.0%
Cantor Fitzgerald & Co.	44,395	0.1%
Total shares issued and outstanding	50,160,042	100.0%
(1)	Includes 200,000 shares held by Cantor.